restructuring and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
restructuring and other costs
Goods and services purchased	$ 159	$ 107
Employee benefits expense	81	79
Total	240	186
Restructuring
restructuring and other costs
Goods and services purchased	118	62
Employee benefits expense	81	79
Total	199	141
Other
restructuring and other costs
Goods and services purchased	41	45
Total	$ 41	$ 45